                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-7193

                      (Investment Company Act File Number)

                         Federated Institutional Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  7/31/07

              Date of Reporting Period:  Fiscal year ended 7/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

Established 1997

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

	Year Ended July 31,					Period Ended
	2007	2006	2005	2004		7/31/2003	[2]
Net Asset Value, Beginning of Period	$9.88	$9.90	$9.95	$9.95		$9.95
Income From Investment Operations:
Net investment income	0.47	0.37	0.20	0.10		0.05
Net realized and unrealized loss on investments	(0.01)	(0.02)	(0.05)	(0.00	) [3]	(0.00	) [3]
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.35	0.15	0.10		0.05
Less Distributions:
Distributions from net investment income	(0.46)	(0.37)	(0.20)	(0.10)		(0.05)
Net Asset Value, End of Period	$9.88	$9.88	$9.90	$9.95		$9.95
Total Return [4]	4.79%	3.64%	1.40%	0.78%		0.30%

Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.70%	0.70%		0.70	% [5]
Net investment income	4.77%	3.79%	1.73%	0.76%		0.86	% [5]
Expense waiver/reimbursement [6]	0.42%	0.41%	0.35%	0.33%		0.31	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$28,978	$3,173	$4,255	$10,241		$5,936
Portfolio turnover	37%	70%	38%	86%		85	% [7]

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.

2 Reflects operations for the period from March 6, 2003 (start of performance) to July 31, 2003.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,021.70	$3.56
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.27	$3.56

1 Expenses are equal to the Fund's annualized net expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2007 was 4.79% for Class A Shares. The total return of the Merrill Lynch 6-Month Treasury Bill Index (the "Index") was 5.27% 1 for the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Index.

During the reporting period, the most significant factor affecting the fund's performance relative to the Index was the allocation of the portfolio among securities of similar types of issuers (referred to as "sectors").

For the purposes of the following, the discussion will focus on the performance of the fund's Class A Shares.

MARKET OVERVIEW

The Federal Reserve Board (the "Fed") kept monetary policy unchanged for the 12-month reporting period, with the Federal Funds Target Rate at 5.25%. Expectations regarding the continued strength of the U.S. economy, inflationary pressures, and the need for possible easing steps to be taken by the Fed shifted significantly over the reporting period, and led to an increase in interest rate volatility. The yield on one-year agency discount notes began the period at 5.39% and ranged between 5.42% and 4.94% before ending the period at 5.05%. Yields on Treasury securities reflected the shifting sentiment as well. The yield on 10-year Treasury securities, for example, began the reporting period close to 5%, but traded as low as 4.43% in December and as high as 5.3% in early June before ending the reporting period at 4.74%.

1 The Merrill Lynch 6-Month Treasury Bill Index is an index tracking 6-month U.S. government securities. The Index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The index is unmanaged, and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

SECTOR

The fund's holdings of government agency mortgage-backed securities (MBS) 2 increased over the reporting period, from 48.1% at the end of July 2006 to 58.8% at the end of July 2007, in anticipation of stable monetary policy from the Fed. Although MBS performed well for most of the reporting period, these holdings struggled somewhat in the last few months of the reporting period. MBS were hurt by an increase in interest rate volatility, as interest rates spiked higher. Higher rates caused MBS durations 3 to extend, adding to the underperformance versus Treasurys. In addition, MBS spreads were pulled wider along with spread widening in other sectors of the fixed-income market, such as corporate bonds 4 .. Well-publicized problems in the subprime mortgage market did not directly impact the fund, as all MBS held in the fund are AAA rated and guaranteed by U.S. government agencies 5 .. As concerns about the U.S. economy and troubles experienced by subprime lenders grew, the Treasury bill sector benefited from a flight to quality by investors seeking the safest haven from credit concerns. Because the fund's investments were in U.S. government agency securities rather than Treasury bills, these holdings lagged the movements in the Treasury bill sector.

2 Investing in certain mortgage-backed securities may result in special risks such as the risk of receiving unscheduled principal payments. This may result in the fund receiving a lower rate of interest.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management's Discussion of Fund Performance, duration is determined using a third-party analytical system.

4 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

5 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Government Ultrashort Duration Fund (Class A Shares) (the "Fund") from July 31, 1997 2 to July 31, 2007, compared to the Merrill Lynch 6-Month Treasury Bill Index (ML6MT). 3

Average Annual Total Returns [4] for the Period Ended 7/31/2007
1 Year	2.71%
5 Years	1.87%
10 Years	3.09%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 2.00%.

1 Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.

2 Class A Shares were first offered on March 6, 2003. For the period prior to the commencement of operations of the Class A Shares, the performance information is for the Fund's Institutional Shares, adjusted to reflect the sales charges (for maximum offering price performance) and expenses of the Class A Shares.

3 The ML6MT is an unmanaged index tracking six-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

4 Total returns quoted reflect all applicable sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	58.8%
U.S. Government Agency Securities	6.7%
Repurchase Agreements--Cash	33.8%
Other Assets and Liabilities--Net [2]	0.7%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

July 31, 2007

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES--41.7%
	Federal Home Loan Mortgage Corp. ARM--23.7%
$2,836,943	5.419%, 3/1/2033	$2,865,034
8,339,001	5.484%, 8/1/2036	8,340,260
10,613,751	5.559%, 7/1/2036	10,614,441
8,457,725	5.618%, 2/1/2036	8,452,160
1,078,099	5.641%, 5/1/2037	1,079,826
16,011,034	5.827%, 4/1/2037	16,047,763
643,761	6.879%, 7/1/2033	652,244
2,093,728	7.013%, 7/1/2030	2,113,713
858,982	7.091%, 5/1/2033	868,240
1,772,847	7.160%, 1/1/2027	1,793,988
2,317,549	7.318%, 9/1/2025	2,359,666
	TOTAL	55,187,335
	Federal National Mortgage Association ARM--18.0%
2,160,427	5.330%, 5/1/2036	2,161,432
9,238,904	5.420%, 6/1/2036	9,251,959
12,116,976	5.460%, 6/1/2036	12,143,306
3,780,129	5.770%, 2/1/2037	3,802,583
3,562,455	6.120%, 4/1/2033	3,606,869
320,517	6.420%, 5/1/2040	322,421
2,337,164	6.420%, 5/1/2040	2,352,886
1,070,490	6.420%, 8/1/2040	1,077,894
1,065,850	6.490%, 9/1/2027	1,072,988
416,749	6.990%, 7/1/2033	423,932
4,880,328	7.060%, 4/1/2024	4,958,121
503,230	7.070%, 6/1/2028	514,676
274,066	7.120%, 8/1/2032	278,659
	TOTAL	41,967,726
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $97,465,566)	97,155,061
Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS--13.4%
	Federal Home Loan Mortgage Corp. REMIC--7.7%
$1,455,726	Series 2539 FK, 5.670%, 10/15/2016	$1,462,946
6,918,843	Series 2571 FB, 5.670%, 2/15/2018	6,965,336
506,565	Series 2534 MF, 5.720%, 9/15/2030	506,887
329,129	Series 2395 FT, 5.770%, 12/15/2031	331,618
1,656,751	Series 2359 FA, 5.820%, 2/15/2029	1,667,943
2,129,778	Series 2554 FW, 5.820%, 11/15/2029	2,138,142
394,263	Series 2444 FT, 5.850%, 9/15/2029	396,046
132,342	Series 2452 FG, 5.870%, 3/15/2032	134,049
27,018	Series 2191 MF, 5.920%, 12/17/2027	27,027
1,711,771	Series 2396 FL, 5.920%, 12/15/2031	1,736,186
923,884	Series 2389 CD, 6.000%, 3/15/2016	925,963
213,259	Series 1640 FA, 6.175%, 12/15/2008	214,263
641,828	Series 1146 E, 6.425%, 9/15/2021	641,963
668,956	Series 1611 JA, 6.625%, 8/15/2023	671,709
	TOTAL	17,820,078
	Federal National Mortgage Association REMIC--5.2%
99,872	Series 2003-3 PB, 5.000%, 7/25/2012	99,545
3,211,954	Series 2003-15 FW, 5.670%, 12/25/2016	3,227,862
1,204,658	Series 1998-22 FA, 5.720%, 4/18/2028	1,212,457
793,889	Series 2002-58 LF, 5.720%, 1/25/2029	795,527
5,912	Series 2002-50 FH, 5.720%, 12/25/2029	5,913
3,612,630	Series 2002-82 FK, 5.770%, 10/25/2031	3,641,645
1,643,399	Series 2002-74 FV, 5.770%, 11/25/2032	1,655,506
470,699	Series 2001-34 FL, 5.820%, 8/25/2031	476,765
625,029	Series 2001-68 FD, 5.820%, 12/25/2031	633,247
120,177	Series 2002-39 FB, 5.870%, 3/18/2032	121,743
266,248	Series 1993-220 FA, 5.944%, 11/25/2013	269,055
	TOTAL	12,139,265
	Government National Mortgage Association REMIC--0.5%
894,851	Series 2001-21 FB, 5.720%, 1/16/2027	900,483
355,364	Series 1999-43 FA, 5.770%, 11/16/2029	356,293
	TOTAL	1,256,776
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $31,091,483)	31,216,119
Principal Amount		Value
	GOVERNMENT AGENCIES--6.7%
	Federal Home Loan Bank-0.9%
$500,000	5.375%, 2/28/2008	$499,548
500,000	5.375%, 4/18/2008	499,575
1,000,000	6.500%, 8/15/2007	1,000,313
	TOTAL	1,999,436
	Federal Home Loan Bank Floating Rate Note--1.7% [1]
4,000,000	5.200%, 3/19/2008	4,002,445
	Federal Home Loan Mortgage Corp.--0.8%
500,000	3.250%, 2/25/2008	494,489
500,000	5.360%, 3/27/2008	499,490
500,000	5.375%, 3/14/2008	499,519
500,000	5.750%, 4/15/2008	501,983
	TOTAL	1,995,481
	Federal Home Loan Mortgage Corp. Discount Note--0.7% [2]
1,603,000	4.948%, 1/7/2008	1,566,969
	Federal Home Loan Mortgage Corp. Floating Rate Note--1.3% [1]
3,000,000	5.215%, 9/17/2007	2,999,876
	Federal National Mortgage Association--0.7%
575,000	4.300%, 5/5/2008	571,401
1,000,000	5.150%, 11/21/2007	999,729
	TOTAL	1,571,130
	Federal National Mortgage Association Discount Notes--0.6% [2]
500,000	4.823%, 2/29/2008	485,141
500,000	4.654%, 4/25/2008	481,550
500,000	4.806%, 5/12/2008	480,504
	TOTAL	1,447,195
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $15,581,013)	15,582,532
	MORTGAGE-BACKED SECURITIES--3.7%
	Federal Home Loan Mortgage Corporation--0.7%
1,790,357	6.500%, 15 Year, 9/1/2018	1,821,055
	Federal National Mortgage Association--3.0%
70,643	7.500%, 30 Year, 1/1/2032	74,291
1,044,430	7.500%, 30 Year, 8/1/2032	1,098,372
5,574,233	7.000%, 30 Year, 7/1/2036	5,729,906
	TOTAL	6,902,569
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,786,803)	8,723,624
Principal Amount		Value
	REPURCHASE AGREEMENTS--33.8%
$2,823,000	Interest in $1,991,000,000 joint repurchase agreement 5.11%, dated 7/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,991,282,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,031,109,337.	$2,823,000
38,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2007 under which HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $2,00,295,556 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,053,903,683.	38,000,000
38,000,000	Interest in $2,800,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $2,800,411,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,857,532,657.	38,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	78,823,000
	TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $231,747,865) [3]	231,500,336
	OTHER ASSETS AND LIABILITIES - NET--0.7%	1,741,278
	TOTAL NET ASSETS--100%	$233,241,614

1 Represents the current interest rate for the floating security.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2007

Assets:
Investments in securities	$152,677,336
Investments in repurchase agreements	78,823,000
Total investments in securities, at value (identified cost $231,747,865)		$231,500,336
Cash		558
Income receivable		2,589,886
Receivable for shares sold		135,080
TOTAL ASSETS		234,225,860
Liabilities:
Payable for shares redeemed	451,043
Income distribution payable	467,157
Payable for transfer and dividend disbursing agent fees and expenses	15,552
Payable for Directors'/Trustees' fees	1,652
Payable for distribution services fee (Note 5)	4,533
Payable for shareholder services fee (Note 5)	8,236
Accrued expenses	36,073
TOTAL LIABILITIES		984,246
Net assets for 23,600,641 shares outstanding		$233,241,614
Net Assets Consist of:
Paid-in capital		$238,503,251
Net unrealized depreciation of investments		(247,529)
Accumulated net realized loss on investments		(5,003,953)
Distributions in excess of net investment income		(10,155)
TOTAL NET ASSETS		$233,241,614
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$166,978,893 ÷ 16,895,945 shares outstanding, no par value, unlimited shares authorized		$9.88
Institutional Service Shares:
$37,284,303 ÷ 3,772,611 shares outstanding, no par value, unlimited shares authorized		$9.88
Class A Shares:
$28,978,418 ÷ 2,932,085 shares outstanding, no par value, unlimited shares authorized		$9.88
Offering price per share (100/98.00 of $9.88) [1]		$10.08
Redemption proceeds per share		$9.88

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2007

Investment Income:
Interest			$12,591,104
Expenses:
Investment adviser fee (Note 5)		$934,608
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		17,478
Transfer and dividend disbursing agent fees and expenses		55,039
Directors'/Trustees' fees		6,773
Auditing fees		21,370
Legal fees		9,944
Portfolio accounting fees		88,902
Distribution services fee--Class A Shares (Note 5)		31,570
Shareholder services fee--Institutional Service Shares (Note 5)		41,074
Shareholder services fee--Class A Shares (Note 5)		30,819
Share registration costs		48,140
Printing and postage		32,363
Insurance premiums		7,139
Miscellaneous		27,248
TOTAL EXPENSES		1,582,467
Waivers (Note 5):
Waiver of investment adviser fee	$(840,856)
Waiver of administrative personnel and services fee	(42,664)
Waiver of distribution services fee--Class A Shares	(5,563)
TOTAL WAIVERS		(889,083)
Net expenses			693,384
Net investment income			11,897,720
Realized and Unrealized Gain on Investments:
Net realized gain on investments			1,208
Net change in unrealized depreciation of investments			114,922
Net realized and unrealized gain on investments			116,130
Change in net assets resulting from operations			$12,013,850

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,897,720	$10,703,427
Net realized gain (loss) on investments	1,208	(913,213)
Net change in unrealized appreciation/depreciation of investments	114,922	40,924
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,013,850	9,831,138
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,214,505)	(8,309,719)
Institutional Service Shares	(2,099,511)	(2,254,131)
Class A Shares	(589,916)	(131,905)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,903,932)	(10,695,755)
Share Transactions:
Proceeds from sale of shares	158,206,327	118,174,910
Net asset value of shares issued to shareholders in payment of distributions declared	5,846,498	4,672,808
Cost of shares redeemed	(156,012,980)	(219,171,524)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,039,845	(96,323,806)
Change in net assets	8,149,763	(97,188,423)
Net Assets:
Beginning of period	225,091,851	322,280,274
End of period (including distributions in excess of net investment income of $(10,155) and $(3,943), respectively)	$233,241,614	$225,091,851

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and the Institutional Service Shares are presented separately. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the "Trustees").

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	12,315,439	$121,796,218	10,685,954	$105,637,354
Shares issued to shareholders in payment of distributions declared	336,711	3,330,858	249,280	2,464,760
Shares redeemed	(13,594,206)	(134,454,918)	(18,903,346)	(186,934,289)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(942,056)	$(9,327,842)	(7,968,112)	$(78,832,175)

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	368,700	$3,645,597	965,030	$9,541,883
Shares issued to shareholders in payment of distributions declared	197,801	1,956,570	211,588	2,091,834
Shares redeemed	(1,421,325)	(14,064,247)	(2,837,952)	(28,056,586)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(854,824)	$(8,462,080)	(1,661,334)	$(16,422,869)

Year Ended July 31	2007		2006
Class A Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	3,312,051	$32,764,512	303,113	$2,995,673
Shares issued to shareholders in payment of distributions declared	56,525	559,070	11,757	116,214
Shares redeemed	(757,702)	(7,493,815)	(422,892)	(4,180,649)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,610,874	$25,829,767	(108,022)	$(1,068,762)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	813,994	$8,039,845	(9,737,468)	$(96,323,806)

1 Shares purchased/redeemed prior to September 23, 2005, have been adjusted to reflect a 1-for-5 reverse share split.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income [1]	$11,903,932	$10,695,755

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(10,707)
Unrealized depreciation	$(247,529)
Capital loss carryforward	$(5,003,401)

At July 31, 2007, the cost of investments for federal tax purposes was $231,747,865. The net unrealized depreciation of investments for federal tax purposes was $247,529. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $261,827 and net unrealized depreciation from investments for those securities having an excess of cost over value of $509,356.

At July 31, 2007, the Fund had a capital loss carryforward of $5,003,401 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,347,337
2009	$ 413,894
2012	$1,673,239
2013	$ 333,472
2014	$ 515,204
2015	$ 720,255

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. For the year ended July 31, 2007, the Adviser voluntarily waived $840,856 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended July 31, 2007, the net fee paid to FAS was 0.080% of average daily net assets of the Fund. FAS waived $42,664 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

For the year ended July 31, 2007, FSC waived $5,563 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2007, FSC retained $13,984 of fees paid by the Fund. For the year ended July 31, 2007, the Fund's Institutional Service Shares did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended July 31, 2007, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.25%, 0.35% and 0.70%, respectively, for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the program was not utilized.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

10. REVERSE SHARE SPLIT

Effective at the close of business on September 23, 2005, the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares underwent a 1-for-5 reverse share split. The effect of this transaction was to divide the number of outstanding shares for each class by five, while multiplying the net asset value per share by five. The net asset value per share prior to the reverse share split was $1.98, $1.98, and $1.98 for the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares, respectively. The net asset value per share after the reverse split was $9.91, $9.90, and $9.91 for the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares, respectively. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in the assets. The per-share information contained within the Financial Highlights for each class of shares has been restated to reflect the reverse share split.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT ULTRASHORT DURATION FUND:

We have audited the accompanying statement of assets and liabilities of Federated Government Ultrashort Duration Fund (the "Fund") (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Ultrashort Duration Fund, a portfolio of Federated Institutional Trust, at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 19, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 3 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: June 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002	Principal Occupations : Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Evaluation and Approval of Advisory Contract

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B706

28968 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period) 1

Year Ended July 31	2007	2006	2005	2004		2003
Net Asset Value, Beginning of Period	$9.88	$9.90	$9.95	$9.95		$9.95
Income From Investment Operations:
Net investment income	0.51	0.42	0.25	0.10		0.15
Net realized and unrealized gain (loss) on investments	0.00 [2]	(0.02)	(0.05)	(0.00	) [2]	(0.00	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.51	0.40	0.20	0.10		0.15
Less Distributions:
Distributions from net investment income	(0.51)	(0.42)	(0.25)	(0.10)		(0.15)
Net Asset Value, End of Period	$9.88	$9.88	$9.90	$9.95		$9.95
Total Return [3]	5.26%	4.11%	1.85%	1.24%		1.50%

Ratios to Average Net Assets:
Net expenses	0.25%	0.25%	0.25%	0.25%		0.25%
Net investment income	5.13%	4.17%	2.23%	1.21%		1.53%
Expense waiver/reimbursement [4]	0.38%	0.36%	0.30%	0.28%		0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$166,979	$176,206	$255,724	$556,072		$641,571
Portfolio turnover	37%	70%	38%	86%		85%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period) 1

Year Ended July 31	2007	2006	2005	2004		2003
Net Asset Value, Beginning of Period	$9.88	$9.90	$9.95	$9.95		$9.95
Income From Investment Operations:
Net investment income	0.50	0.42	0.25	0.10		0.15
Net realized and unrealized gain (loss) on investments	0.00 [2]	(0.03)	(0.10)	(0.00	) [2]	(0.00	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.50	0.39	0.15	0.10		0.15
Less Distributions:
Distributions from net investment income	(0.50)	(0.41)	(0.20)	(0.10)		(0.15)
Net Asset Value, End of Period	$9.88	$9.88	$9.90	$9.95		$9.95
Total Return [3]	5.16%	4.00%	1.75%	1.14%		1.40%

Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%		0.35%
Net investment income	5.03%	4.10%	1.92%	1.11%		1.41%
Expense waiver/reimbursement [4]	0.38%	0.47%	0.45%	0.43%		0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,284	$45,713	$62,302	$321,444		$338,455
Portfolio turnover	37%	70%	38%	86%		85%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,024.00	$1.25
Institutional Service Shares	$1,000	$1,023.50	$1.76
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.55	$1.25
Institutional Service Shares	$1,000	$1,023.06	$1.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.25%
Institutional Service Shares	0.35%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2007 was 5.26% for Institutional Shares, and 5.16% for Institutional Service Shares. The total return of the Merrill Lynch 6-Month Treasury Bill Index (the "Index") was 5.27% 1 for the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Index.

During the reporting period, the most significant factor affecting the fund's performance relative to the Index was the allocation of the portfolio among securities of similar types of issuers (referred to as "sectors").

For the purposes of the following, the discussion will focus on the performance of the fund's Institutional Shares.

MARKET OVERVIEW

The Federal Reserve Board (the "Fed") kept monetary policy unchanged for the 12-month reporting period, with the Federal Funds Target Rate at 5.25%. Expectations regarding the continued strength of the U.S. economy, inflationary pressures, and the need for possible easing steps to be taken by the Fed shifted significantly over the reporting period, and led to an increase in interest rate volatility. The yield on one-year agency discount notes began the period at 5.39% and ranged between 5.42% and 4.94% before ending the period at 5.05%. Yields on Treasury securities reflected the shifting sentiment as well. The yield on 10-year Treasury securities, for example, began the reporting period close to 5%, but traded as low as 4.43% in December and as high as 5.3% in early June before ending the reporting period at 4.74%.

1 The Merrill Lynch 6-Month Treasury Bill Index is an index tracking 6-month U.S. government securities. The Index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The index is unmanaged, and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

SECTOR

The fund's holdings of government agency mortgage-backed securities (MBS) 2 increased over the reporting period, from 48.1% at the end of July 2006 to 58.8% at the end of July 2007, in anticipation of stable monetary policy from the Fed. Although MBS performed well for most of the reporting period, these holdings struggled somewhat in the last few months of the reporting period. MBS were hurt by an increase in interest rate volatility, as interest rates spiked higher. Higher rates caused MBS durations 3 to extend, adding to the underperformance versus Treasurys. In addition, MBS spreads were pulled wider along with spread widening in other sectors of the fixed-income market, such as corporate bonds. 4 Well-publicized problems in the subprime mortgage market did not directly impact the fund, as all MBS held in the fund are AAA rated and guaranteed by U.S. government agencies. 5 As concerns about the U.S. economy and troubles experienced by subprime lenders grew, the Treasury bill sector benefited from a flight to quality by investors seeking the safest haven from credit concerns. Because the fund's investments were in U.S. government agency securities rather than Treasury bills, these holdings lagged the movements in the Treasury bill sector.

2 Investing in certain mortgage-backed securities may result in special risks such as the risk of receiving unscheduled principal payments. This may result in the fund receiving a lower rate of interest.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management's Discussion of Fund Performance, duration is determined using a third-party analytical system.

4 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

5 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Government Ultrashort Duration Fund (Institutional Shares) (the "Fund") from July 31, 1997 to July 31, 2007, compared to the Merrill Lynch 6-Month Treasury Bill Index (ML6MT). 2

Average Annual Total Returns for the Period Ended 7/31/2007
1 Year	5.26%
5 Years	2.78%
10 Years	3.94%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML6MT is an unmanaged index tracking six-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Government Ultrashort Duration Fund (Institutional Service Shares) (the "Fund") from September 30, 1999 (start of performance) to July 31, 2007, compared to the Merrill Lynch 6-Month Treasury Bill Index (ML6MT). 2

Average Annual Total Returns for the Period Ended 7/31/2007
1 Year	5.16%
5 Years	2.68%
Start of Performance (9/30/1999)	3.50%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML6MT is an unmanaged index tracking six-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At July 31, 2007, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	58.8%
U.S. Government Agency Securities	6.7%
Repurchase Agreements--Cash	33.8%
Other Assets and Liabilities--Net [2]	0.7%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

July 31, 2007

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES--41.7%
	Federal Home Loan Mortgage Corp. ARM--23.7%
$2,836,943	5.419%, 3/1/2033	$2,865,034
8,339,001	5.484%, 8/1/2036	8,340,260
10,613,751	5.559%, 7/1/2036	10,614,441
8,457,725	5.618%, 2/1/2036	8,452,160
1,078,099	5.641%, 5/1/2037	1,079,826
16,011,034	5.827%, 4/1/2037	16,047,763
643,761	6.879%, 7/1/2033	652,244
2,093,728	7.013%, 7/1/2030	2,113,713
858,982	7.091%, 5/1/2033	868,240
1,772,847	7.160%, 1/1/2027	1,793,988
2,317,549	7.318%, 9/1/2025	2,359,666
	TOTAL	55,187,335
	Federal National Mortgage Association ARM--18.0%
2,160,427	5.330%, 5/1/2036	2,161,432
9,238,904	5.420%, 6/1/2036	9,251,959
12,116,976	5.460%, 6/1/2036	12,143,306
3,780,129	5.770%, 2/1/2037	3,802,583
3,562,455	6.120%, 4/1/2033	3,606,869
320,517	6.420%, 5/1/2040	322,421
2,337,164	6.420%, 5/1/2040	2,352,886
1,070,490	6.420%, 8/1/2040	1,077,894
1,065,850	6.490%, 9/1/2027	1,072,988
416,749	6.990%, 7/1/2033	423,932
4,880,328	7.060%, 4/1/2024	4,958,121
503,230	7.070%, 6/1/2028	514,676
274,066	7.120%, 8/1/2032	278,659
	TOTAL	41,967,726
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $97,465,566)	97,155,061
Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS--13.4%
	Federal Home Loan Mortgage Corp. REMIC--7.7%
$1,455,726	Series 2539 FK, 5.670%, 10/15/2016	$1,462,946
6,918,843	Series 2571 FB, 5.670%, 2/15/2018	6,965,336
506,565	Series 2534 MF, 5.720%, 9/15/2030	506,887
329,129	Series 2395 FT, 5.770%, 12/15/2031	331,618
1,656,751	Series 2359 FA, 5.820%, 2/15/2029	1,667,943
2,129,778	Series 2554 FW, 5.820%, 11/15/2029	2,138,142
394,263	Series 2444 FT, 5.850%, 9/15/2029	396,046
132,342	Series 2452 FG, 5.870%, 3/15/2032	134,049
27,018	Series 2191 MF, 5.920%, 12/17/2027	27,027
1,711,771	Series 2396 FL, 5.920%, 12/15/2031	1,736,186
923,884	Series 2389 CD, 6.000%, 3/15/2016	925,963
213,259	Series 1640 FA, 6.175%, 12/15/2008	214,263
641,828	Series 1146 E, 6.425%, 9/15/2021	641,963
668,956	Series 1611 JA, 6.625%, 8/15/2023	671,709
	TOTAL	17,820,078
	Federal National Mortgage Association REMIC--5.2%
99,872	Series 2003-3 PB, 5.000%, 7/25/2012	99,545
3,211,954	Series 2003-15 FW, 5.670%, 12/25/2016	3,227,862
1,204,658	Series 1998-22 FA, 5.720%, 4/18/2028	1,212,457
793,889	Series 2002-58 LF, 5.720%, 1/25/2029	795,527
5,912	Series 2002-50 FH, 5.720%, 12/25/2029	5,913
3,612,630	Series 2002-82 FK, 5.770%, 10/25/2031	3,641,645
1,643,399	Series 2002-74 FV, 5.770%, 11/25/2032	1,655,506
470,699	Series 2001-34 FL, 5.820%, 8/25/2031	476,765
625,029	Series 2001-68 FD, 5.820%, 12/25/2031	633,247
120,177	Series 2002-39 FB, 5.870%, 3/18/2032	121,743
266,248	Series 1993-220 FA, 5.944%, 11/25/2013	269,055
	TOTAL	12,139,265
	Government National Mortgage Association REMIC--0.5%
894,851	Series 2001-21 FB, 5.720%, 1/16/2027	900,483
355,364	Series 1999-43 FA, 5.770%, 11/16/2029	356,293
	TOTAL	1,256,776
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $31,091,483)	31,216,119
Principal Amount		Value
	GOVERNMENT AGENCIES--6.7%
	Federal Home Loan Bank-0.9%
$500,000	5.375%, 2/28/2008	$499,548
500,000	5.375%, 4/18/2008	499,575
1,000,000	6.500%, 8/15/2007	1,000,313
	TOTAL	1,999,436
	Federal Home Loan Bank Floating Rate Note--1.7% [1]
4,000,000	5.200%, 3/19/2008	4,002,445
	Federal Home Loan Mortgage Corp.--0.8%
500,000	3.250%, 2/25/2008	494,489
500,000	5.360%, 3/27/2008	499,490
500,000	5.375%, 3/14/2008	499,519
500,000	5.750%, 4/15/2008	501,983
	TOTAL	1,995,481
	Federal Home Loan Mortgage Corp. Discount Note--0.7% [2]
1,603,000	4.948%, 1/7/2008	1,566,969
	Federal Home Loan Mortgage Corp. Floating Rate Note--1.3% [1]
3,000,000	5.215%, 9/17/2007	2,999,876
	Federal National Mortgage Association--0.7%
575,000	4.300%, 5/5/2008	571,401
1,000,000	5.150%, 11/21/2007	999,729
	TOTAL	1,571,130
	Federal National Mortgage Association Discount Notes--0.6% [2]
500,000	4.823%, 2/29/2008	485,141
500,000	4.654%, 4/25/2008	481,550
500,000	4.806%, 5/12/2008	480,504
	TOTAL	1,447,195
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $15,581,013)	15,582,532
	MORTGAGE-BACKED SECURITIES--3.7%
	Federal Home Loan Mortgage Corporation--0.7%
1,790,357	6.500%, 15 Year, 9/1/2018	1,821,055
	Federal National Mortgage Association--3.0%
70,643	7.500%, 30 Year, 1/1/2032	74,291
1,044,430	7.500%, 30 Year, 8/1/2032	1,098,372
5,574,233	7.000%, 30 Year, 7/1/2036	5,729,906
	TOTAL	6,902,569
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,786,803)	8,723,624
Principal Amount		Value
	REPURCHASE AGREEMENTS--33.8%
$2,823,000	Interest in $1,991,000,000 joint repurchase agreement 5.11%, dated 7/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,991,282,611 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,031,109,337.	$2,823,000
38,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2007 under which HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $2,00,295,556 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,053,903,683.	38,000,000
38,000,000	Interest in $2,800,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $2,800,411,444 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,857,532,657.	38,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	78,823,000
	TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $231,747,865) [3]	231,500,336
	OTHER ASSETS AND LIABILITIES - NET--0.7%	1,741,278
	TOTAL NET ASSETS--100%	$233,241,614

1 Represents the current interest rate for the floating security.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2007

Assets:
Investments in securities	$152,677,336
Investments in repurchase agreements	78,823,000
Total investments in securities, at value (identified cost $231,747,865)		$231,500,336
Cash		558
Income receivable		2,589,886
Receivable for shares sold		135,080
TOTAL ASSETS		234,225,860
Liabilities:
Payable for shares redeemed	451,043
Income distribution payable	467,157
Payable for transfer and dividend disbursing agent fees and expenses	15,552
Payable for Directors'/Trustees' fees	1,652
Payable for distribution services fee (Note 5)	4,533
Payable for shareholder services fee (Note 5)	8,236
Accrued expenses	36,073
TOTAL LIABILITIES		984,246
Net assets for 23,600,641 shares outstanding		$233,241,614
Net Assets Consist of:
Paid-in capital		$238,503,251
Net unrealized depreciation of investments		(247,529)
Accumulated net realized loss on investments		(5,003,953)
Distributions in excess of net investment income		(10,155)
TOTAL NET ASSETS		$233,241,614
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$166,978,893 ÷ 16,895,945 shares outstanding, no par value, unlimited shares authorized		$9.88
Institutional Service Shares:
$37,284,303 ÷ 3,772,611 shares outstanding, no par value, unlimited shares authorized		$9.88
Class A Shares:
$28,978,418 ÷ 2,932,085 shares outstanding, no par value, unlimited shares authorized		$9.88
Offering price per share (100/98.00 of $9.88) [1]		$10.08
Redemption proceeds per share		$9.88

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2007

Investment Income:
Interest			$12,591,104
Expenses:
Investment adviser fee (Note 5)		$934,608
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		17,478
Transfer and dividend disbursing agent fees and expenses		55,039
Directors'/Trustees' fees		6,773
Auditing fees		21,370
Legal fees		9,944
Portfolio accounting fees		88,902
Distribution services fee--Class A Shares (Note 5)		31,570
Shareholder services fee--Institutional Service Shares (Note 5)		41,074
Shareholder services fee--Class A Shares (Note 5)		30,819
Share registration costs		48,140
Printing and postage		32,363
Insurance premiums		7,139
Miscellaneous		27,248
TOTAL EXPENSES		1,582,467
Waivers (Note 5):
Waiver of investment adviser fee	$(840,856)
Waiver of administrative personnel and services fee	(42,664)
Waiver of distribution services fee--Class A Shares	(5,563)
TOTAL WAIVERS		(889,083)
Net expenses			693,384
Net investment income			11,897,720
Realized and Unrealized Gain on Investments:
Net realized gain on investments			1,208
Net change in unrealized depreciation of investments			114,922
Net realized and unrealized gain on investments			116,130
Change in net assets resulting from operations			$12,013,850

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,897,720	$10,703,427
Net realized gain (loss) on investments	1,208	(913,213)
Net change in unrealized appreciation/depreciation of investments	114,922	40,924
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,013,850	9,831,138
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,214,505)	(8,309,719)
Institutional Service Shares	(2,099,511)	(2,254,131)
Class A Shares	(589,916)	(131,905)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,903,932)	(10,695,755)
Share Transactions:
Proceeds from sale of shares	158,206,327	118,174,910
Net asset value of shares issued to shareholders in payment of distributions declared	5,846,498	4,672,808
Cost of shares redeemed	(156,012,980)	(219,171,524)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,039,845	(96,323,806)
Change in net assets	8,149,763	(97,188,423)
Net Assets:
Beginning of period	225,091,851	322,280,274
End of period (including distributions in excess of net investment income of $(10,155) and $(3,943), respectively)	$233,241,614	$225,091,851

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and the Class A Shares are presented separately. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the "Trustees").

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2007		2006
Institutional Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	12,315,439	$121,796,218	10,685,954	$105,637,354
Shares issued to shareholders in payment of distributions declared	336,711	3,330,858	249,280	2,464,760
Shares redeemed	(13,594,206)	(134,454,918)	(18,903,346)	(186,934,289)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(942,056)	$(9,327,842)	(7,968,112)	$(78,832,175)

Year Ended July 31	2007		2006
Institutional Service Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	368,700	$3,645,597	965,030	$9,541,883
Shares issued to shareholders in payment of distributions declared	197,801	1,956,570	211,588	2,091,834
Shares redeemed	(1,421,325)	(14,064,247)	(2,837,952)	(28,056,586)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(854,824)	$(8,462,080)	(1,661,334)	$(16,422,869)

Year Ended July 31	2007		2006
Class A Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	3,312,051	$32,764,512	303,113	$2,995,673
Shares issued to shareholders in payment of distributions declared	56,525	559,070	11,757	116,214
Shares redeemed	(757,702)	(7,493,815)	(422,892)	(4,180,649)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,610,874	$25,829,767	(108,022)	$(1,068,762)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	813,994	$8,039,845	(9,737,468)	$(96,323,806)

1 Shares purchased/redeemed prior to September 23, 2005, have been adjusted to reflect a 1-for-5 reverse share split.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income [1]	$11,903,932	$10,695,755

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(10,707)
Unrealized depreciation	$(247,529)
Capital loss carryforward	$(5,003,401)

At July 31, 2007, the cost of investments for federal tax purposes was $231,747,865. The net unrealized depreciation of investments for federal tax purposes was $247,529. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $261,827 and net unrealized depreciation from investments for those securities having an excess of cost over value of $509,356.

At July 31, 2007, the Fund had a capital loss carryforward of $5,003,401 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,347,337
2009	$ 413,894
2012	$1,673,239
2013	$ 333,472
2014	$ 515,204
2015	$ 720,255

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. For the year ended July 31, 2007, the Adviser voluntarily waived $840,856 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended July 31, 2007, the net fee paid to FAS was 0.080% of average daily net assets of the Fund. FAS waived $42,664 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

For the year ended July 31, 2007, FSC waived $5,563 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2007, FSC retained $13,984 of fees paid by the Fund. For the year ended July 31, 2007, the Fund's Institutional Service Shares did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended July 31, 2007, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.25%, 0.35% and 0.70%, respectively, for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2007, there were no outstanding loans. During the year ended July 31, 2007, the program was not utilized.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

10. REVERSE SHARE SPLIT

Effective at the close of business on September 23, 2005, the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares underwent a 1-for-5 reverse share split. The effect of this transaction was to divide the number of outstanding shares for each class by five, while multiplying the net asset value per share by five. The net asset value per share prior to the reverse share split was $1.98, $1.98, and $1.98 for the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares, respectively. The net asset value per share after the reverse split was $9.91, $9.90, and $9.91 for the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares, respectively. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in the assets. The per-share information contained within the Financial Highlights for each class of shares has been restated to reflect the reverse share split.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT ULTRASHORT DURATION FUND:

We have audited the accompanying statement of assets and liabilities of Federated Government Ultrashort Duration Fund (the "Fund") (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Ultrashort Duration Fund, a portfolio of Federated Institutional Trust, at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 19, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 3 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: June 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002	Principal Occupations : Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Evaluation and Approval of Advisory Contract

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of break-points in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B888
Cusip 31420B805

G00352-03 (9/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $66,500

                  Fiscal year ended 2006 - $44,745

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $161

      Fiscal year ended 2006 - Services Auditor report.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0,
      respectively.

 (c)         Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0,
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0,
      respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2007 - $134,457

            Fiscal year ended 2006 - $136,003

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSTITUTIONAL TRUST

BY          /S/ RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER___
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
DATE        September 20, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER
DATE        September 20, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        September 20, 2007